Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories
Schedule of inventories
As at December 31	2024	2023
Finished commercial product available for sale	$2,453	$2,048
Finished retail pharmacy product available for sale	396	306
Unfinished product and packaging materials	433	546
	$3,282	$2,900